Critical judgments in applying accounting policies and key sources of estimation uncertainty	12 Months Ended
Dec. 31, 2025
Disclosure of Changes in Accounting Policies, Accounting Estimates and Errors [Abstract]
Critical judgments in applying accounting policies and key sources of estimation uncertainty	Critical judgments in applying accounting policies and key sources of estimation uncertainty:
Critical judgments in applying accounting policies:
Critical judgments that management has made in the process of applying the Corporation’s accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements are limited to management’s assessment of the Corporation’s ability to continue as a going concern (note 2(e)).
Key sources of estimation uncertainty:
The following are key assumptions concerning the future and other key sources of estimation uncertainty that have significant risk of resulting in a material adjustment to the reported amount of assets, liabilities, income and expenses within the next fiscal year.
(a)Revenue recognition:
On long-term fixed price contracts, revenues are recorded over time using costs incurred to date relative to total estimated costs at completion to measure progress towards satisfying performance obligations. Revenue is recognized by multiplying the expected consideration by the ratio of cumulative costs incurred to date to the sum of incurred and estimated costs for completing the performance obligation. The cumulative effect of changes to expected revenues and expected costs for completing a contract are recognized in the period in which the revisions are identified. If the expected costs exceed the expected revenues on a contract, such loss is recognized in its entirety in the period it becomes known.
(i)    The determination of expected costs for completing a contract is based on estimates that can be affected by a variety of factors such as variances in the timeline to completion, the cost of materials, the availability and cost of labour, as well as productivity.
5.Critical judgments in applying accounting policies and key sources of estimation uncertainty (cont'd):
Key sources of estimation uncertainty (cont'd):
(a)Revenue recognition (cont'd):
(ii)    The determination of potential revenues includes the contractually agreed amount and may be adjusted based on the estimate of the Corporation’s attainment on achieving certain defined contractual milestones. Management’s estimation is required in determining the amount of consideration to which the Corporation expects to be entitled and in determining when a performance obligation has been met.
Estimates used to determine revenues and costs of long-term fixed price contracts involve uncertainties that ultimately depend on the outcome of future events and are periodically revised as projects progress. There is a risk that a customer may ultimately disagree with management’s assessment of the progress achieved against milestones, or that the Corporation's estimates of the work required to complete a contract may change.
(b) Asset impairment:
Many of the factors used in assessing fair value are outside the control of management and it is reasonably likely that assumptions and estimates will change from period to period. These changes may result in future impairments or reversals of previous impairments. For example, the revenue growth rate could be lower than projected due to economic, industry or competitive factors, or the discount rate used in the value in use model could increase due to a change in market interest rates.
In the current environment, certain of these estimation uncertainty risks have increased in magnitude, primarily with respect to property, plant and equipment, intangible assets, and goodwill.
The carrying amounts of the Corporation's non-financial assets, other than inventories, are reviewed at each reporting date to determine whether there is any indication of impairment or impairment reversal. If any such indicator exists, then the asset's recoverable amount is estimated. The recoverable amount of an asset or cash-generating unit is the greater of its value in use and its fair value less costs to sell. However, individual assets within the cash-generating unit are not impaired below their residual fair market value. For assets that have indefinite useful lives including goodwill, intangible assets, and property, plant and equipment, the recoverable amount is estimated annually, or whenever events or circumstances indicate that the carrying amount may not be recoverable, or that past impairments may now be recoverable. Once goodwill is impaired, it is not reversed in the future.

(c)Warranty provision:
A provision for warranty costs is recorded on product sales at the time of shipment. In establishing the warranty provision, management estimates the likelihood that products sold will experience warranty claims and the cost to resolve claims received. In making such determinations, the Corporation uses estimates based on the nature of the contract and past and projected experience with the products. Should these estimates prove to be incorrect, the Corporation may incur costs different from those provided for in the warranty provision. Management reviews warranty assumptions and makes adjustments to the provision at each reporting date based on the latest information available, including the expiry of contractual obligations. Adjustments to the warranty provision are recorded in cost of product and service revenues.
5.Critical judgments in applying accounting policies and key sources of estimation uncertainty (cont'd):
Key sources of estimation uncertainty (cont'd):
(d)Inventory and onerous contracts provision:
In determining the lower of cost and net realizable value of inventory and in establishing the appropriate provision for inventory obsolescence, management estimates the likelihood that inventory carrying values will be affected by changes in market pricing or demand for the products and by changes in technology or design which could make inventory on hand obsolete or recoverable at less than the recorded value. Management performs regular reviews to assess the impact of changes in technology and design, sales trends and other changes on the carrying value of inventory. Where it is determined that such changes have occurred and will have a negative impact on the value of inventory on hand, appropriate provisions are made.
If there is a subsequent increase in the value of inventory on hand, reversals of previous write-downs to net realizable value are made. Unforeseen changes in these factors could result in additional inventory provisions, or reversals of previous provisions, being required.
A provision for onerous contracts is also assessed and measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract, which is determined based on the incremental costs of fulfilling the obligation under the contract and an allocation of other costs directly related to fulfilling the contract. Before an onerous contract provision is established, the Corporation recognizes any impairment loss on the assets (including through an inventory provision) associated with that contract.
(e)    Fair value measurement (including long-term financial investments) and residual fair value of property, plant and equipment:
A number of the Corporation’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.
When one is available, the Corporation measures the fair value of an instrument or asset using the quoted price in an active market for that instrument or asset. A market is regarded as “active” if transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis. If there is no quoted price in an active market, then the Corporation uses valuation techniques that maximize the use of relevant observable inputs and minimize the use of unobservable inputs. This involves developing estimates and assumptions consistent with how market participants would price the instrument or asset. Management bases its assumptions on observable data as far as possible, but this is not always available. In that case, management uses the best information available. Where they are available, the fair value of investments is based on observable market transactions. Estimated fair values may vary from the actual prices that would be achieved in an arm’s length transaction at the reporting date. For investments in private funds that hold investments where fair market value is not readily determinable, the Corporation typically relies on the fund manager’s assessment of the value of these investments to value its interest in the fund.
The best evidence of the fair value of a financial instrument or asset (including long-term financial investments) on initial recognition is usually the transaction price – i.e., the fair value of the consideration given or received. If the Corporation determines that the fair value on initial recognition differs from the transaction price and the fair value is evidenced neither by a quoted price in an active market for an identical asset or liability nor based on a valuation technique for which any unobservable inputs are judged to be insignificant in relation to the measurement, then the financial instrument or asset is initially measured at fair value, adjusted to defer the difference between the fair value on initial recognition and the transaction price. Subsequently, that difference is recognized in profit or loss on an appropriate basis over the life of the instrument or asset but no later than when the valuation is wholly supported by observable data, or the transaction is closed out.